UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-00802

Mairs and Power Growth Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant's telephone number, including area code:		651-222-8478

Date of fiscal year end:	12/31/06

Date of reporting period:	09/30/06

Item 1. Schedule of Investments.

Number of Shares	Security Description	Market Value
	COMMON STOCKS 97.8%
	BASIC INDUSTRIES 13.1%
2,209,000	Bemis Co., Inc.	$72,587,740
2,130,000	Ecolab Inc.	91,206,600
3,450,000	H. B. Fuller Co. (b)	80,868,000
3,500,000	The Valspar Corp.	93,100,000
		337,762,340
	CAPITAL GOODS 10.2%
2,290,000	Donaldson Co., Inc.	84,501,000
2,095,000	Graco Inc.	81,830,700
1,210,000	MTS Systems Corp. (b)	39,131,400
2,190,000	Pentair, Inc.	57,356,100
		262,819,200
	CONSUMER CYCLICAL 9.0%
1,270,000	Briggs & Stratton Corp.	34,988,500
400,000	G & K Services, Inc. – Cl A	14,572,000
1,950,000	Target Corp.	107,737,500
1,750,000	The Toro Company	73,797,500
		231,095,500
	CONSUMER STAPLE 8.7%
1,560,000	General Mills, Inc.	88,296,000
1,840,000	Hormel Foods Corp.	66,203,200
2,350,000	SUPERVALU Inc.	69,677,500
		224,176,700
	DIVERSIFIED 7.3%
2,370,000	General Electric Co.	83,661,000
1,400,000	3M Co.	104,188,000
		187,849,000
	FINANCIAL 17.0%
1,260,000	Associated Banc-Corp.	40,950,000
625,000	MoneyGram International Inc.	18,162,500
760,000	Principal Financial Group, Inc.	41,252,800
1,070,000	The St. Paul Travelers Companies, Inc.	50,172,300
3,070,000	TCF Financial Corp.	80,710,300
2,720,000	U.S. Bancorp	90,358,400
3,250,000	Wells Fargo & Co.	117,585,000
		439,191,300

Number of Shares	Security Description	Market Value
	COMMON STOCKS (continued)
	HEALTH CARE 18.0%
1,550,000	Baxter International Inc.	$70,463,000
1,360,000	Johnson & Johnson	88,318,400
2,120,000	Medtronic, Inc.	98,452,800
760,000	Patterson Cos., Inc. (a)	25,543,600
2,550,000	Pfizer Inc.	72,318,000
1,630,000	St. Jude Medical, Inc. (a)	57,522,700
800,000	SurModics, Inc. (a)	28,096,000
440,000	Techne Corp. (a)	22,378,400
30,000	Zimmer Holdings, Inc. (a)	2,025,000
		465,117,900
	TECHNOLOGY 14.3%
874,284	ADC Telecommunications, Inc. (a)	13,114,260
2,940,000	Ceridian Corp. (a)	65,738,400
1,340,000	Corning Inc. (a)	32,709,400
1,277,030	eFunds Corp. (a)	30,878,585
1,270,000	Emerson Electric Co.	106,502,200
1,710,000	Honeywell International Inc.	69,939,000
1,870,000	Intel Corp.	38,465,900
430,000	Stratasys, Inc. (a)	11,356,300
		368,704,045
	UTILITIES 0.2%
140,000	Verizon Communications Inc.	5,198,200
	TOTAL COMMON STOCKS (cost $1,807,023,295)	$2,521,914,185
	SHORT-TERM INVESTMENTS 2.2%
45,256,476	First American Prime Obligations Fund, Class Z	$45,256,476
11,457,181	Merrill Lynch Premier Institutional Money Market Fund	11,457,181
	TOTAL SHORT-TERM INVESTMENTS (cost $56,713,657)	$56,713,657
	TOTAL INVESTMENTS 100.0% (cost $1,863,736,952)	$2,578,627,842
	OTHER ASSETS AND LIABILITIES (NET) 0.0%	987,893
	TOTAL NET ASSETS 100%	$2,579,615,735

(a) Non-income producing

(b) Affiliated company

See accompanying ‘Notes to Schedule of Investments’.

Notes to Schedule of Investments (unaudited)

Security Valuations

Security valuations for fund investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day.  For securities traded on the NASDAQ national market system, the Fund utilizes the NASDAQ Official Closing Price.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system.  When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Valuation Committee (the Committee) appointed by the Fund’s Board of Directors.  Factors which may be considered by the Committee in determining the fair value of a security are fundamental analytical data relating to the security; the nature and duration of any restrictions on the disposition of the security; and the forces influencing the market in which the security is purchased or sold.  As of September 30, 2006,  no securities in the Fund were valued using this method.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market.

Security Transactions

Security transactions are recorded on the date on which securities are purchased or sold.

Income taxes

At September 30, 2006, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes.  Net unrealized appreciation aggregated $714,890,890 of which $734,287,948 represented appreciated investment securities and $19,397,057 represented depreciated investment securities.

Transactions with affiliated companies

The Fund owns 5% or more of the voting securities of the following companies as of September 30, 2006.  As a result, these companies are deemed to be affiliates of the Fund as defined by the Investment Company Act of 1940.  Transactions during the period in these securities of affiliated companies were as follows:

	Share Activity
	Balance			Balance	Value at
Security Name	12/31/05	Purchases	Sales	09/30/06	09/30/06
H.B. Fuller Co. *	4,040,000	—	590,000	3,450,000	$80,868,000
MTS Systems Corp.	1,280,000	40,000	110,000	1,210,000	39,131,400
					$119,999,400

* Share activity has been adjusted to give effect to a two-for-one stock split, which was paid on August 7, 2006.

Item 2.             Controls and Procedures.

a)                                      The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

b)                                     There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.             Exhibits

(a)                                  Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940.

Attached as exhibits 3(a).1 and 3(a).2 to this form.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Growth Fund, Inc.

By (Signature and Title)

*	/s/William B. Frels
William B. Frels, President

Date	11/30/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*	/s/William B. Frels
William B. Frels, President
(principal executive officer)

Date	11/30/06

By (Signature and Title)

*	/s/Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(principal financial officer)

Date	11/30/06